UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-22436

EntrepreneurShares Series Trust
(Exact name of registrant as specified in charter)

40 Grove Street
Wellesley Square, MA 02482
(Address of principal executive offices) (Zip code)

Dr. Joel M. Shulman
40 Grove Street
Wellesley Square, MA 02482
(Name and address of agent for service)

800-287-9469
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  March 31, 2012

Item 1. Schedule of Investments.

EntrepreneurShares Global Fund
Schedule of Investments
March 31, 2012 (Unaudited)

Shares		Value
	COMMON STOCKS - 95.20%
	Administrative and Support Services - 2.93%
933	Expedia, Inc.	$31,199
4,100	Flight Centre Ltd. (a)	93,434
2,478	The Geo Group, Inc. (b)	47,107
5,000	Liquidity Services, Inc. (b)	224,000
930	Mantech International Corp.	32,048
1,299	Portfolio Recovery Associates, Inc. (b)	93,164
933	TripAdvisor, Inc. (a)(b)	33,280
		554,232
	Advertising Agencies - 0.81%
5,000	JCDecaux SA (a)(b)	152,776
	Ambulatory Health Care Services - 3.88%
1,350	BioMerieux SA (a)	106,356
77,000	China Shineway Pharmaceutical Group Ltd. (a)	116,607
2,500	Cochlear Ltd. (a)	160,298
1,100	Coloplast A/S (a)	190,447
6,300	Galapagos NV (a)(b)	101,500
778	Mednax, Inc. (b)	57,860
		733,068
	Amusement, Gambling, and Recreation Industries- 0.95%
1,998	Las Vegas Sands Corp. (b)	115,025
518	Wynn Resorts Ltd.	64,688
		179,713
	Apparel Manufacturing - 2.25%
2,970	Guess?, Inc.	92,812
1,000	Lululemon Athletica, Inc. (b)	74,680
36,000	Ports Design Ltd. (a)	52,849
1,344	Under Armour, Inc. (b)	126,336
2,198	Zumiez, Inc. (b)	79,370
		426,047
	Broadcasting (except Internet) - 1.84%
30,000	CTC Media, Inc. (a)	348,900
	Building Material and Garden Equipment and Supplies Dealers- 2.41%
100,000	DMCI Holdings, Inc. (a)	125,772
15,000	SM Investments Corp. (a)	230,581
3,525	Titan Machinery, Inc. (b)	99,405
		455,758
	Chemical Manufacturing - 5.33%
1,656	Alexion Pharmaceuticals, Inc. (b)	153,776
3,183	Inter Parfums, Inc. (a)	49,941
3,000	Jazz Pharmaceuticals Plc (b)	145,410
4,558	LSB Industries, Inc. (b)	177,397
3,354	Medicis Pharmaceutical Corp.	126,077
4,105	Optimer Pharmaceuticals, Inc. (b)	57,060
528	Regeneron Pharmaceuticals, Inc. (b)	61,575
6,200	Rigel Pharmaceuticals, Inc. (b)	49,910
3,952	Seattle Genetics, Inc. (b)	80,542
3,525	Theravance, Inc. (b)	68,738
788	United Therapeutics Corp. (b)	37,138
		1,007,564
	Clothing and Clothing Accessories Stores- 2.03%
1,026	Blue Nile, Inc. (b)	33,837
2,830	The Finish Line, Inc.	60,053
800	LVMH Moet Hennessy Louis Vuitton SA (a)	137,479
3,916	The Men's Wearhouse, Inc.	151,823
		383,192
	Computer and Electronic Product Manufacturing- 12.93%
14,000	Axis Communications AB (a)	378,790
1,327	Cabot Microelectronics Corp. (a)(b)	51,594
639	CSR PLC - ADR (b)	9,380
3,578	Cypress Semiconductor Corp.	55,924
7,659	IPG Photonics Corp. (b)	398,651
5,702	Ituran Location and Control Ltd. (a)	76,635
5,370	IXYS Corp. (a)(b)	70,884
2,073	Microchip Technology, Inc.	77,116
7,000	Mindray Medical International Ltd. - ADR	230,790
14,100	Miranda Technologies, Inc. (a)(b)	178,114
1,910	National Instruments Corp.	54,473
1,000	Nidec Corp. (a)	91,096
12,000	Parrot SA (a)(b)	331,453
20,000	Spreadtrum Communications, Inc. - ADR	330,000
4,074	STEC, Inc. (b)	38,459
1,991	Stratasys, Inc. (b)	72,711
		2,446,070
	Credit Intermediation and Related Activities- 1.56%
4,584	Capital One Financial Corp.	255,512
400	Credit Acceptance Corp. (b)	40,404
		295,916
	Data Processing, Hosting and Related Services- 2.42%
5,762	Acme Packet, Inc. (b)	158,570
1,192	CoStar Group, Inc. (b)	82,307
4,690	ExlService Holdings, Inc. (b)	128,694
3,172	Riverbed Technology, Inc. (a)(b)	89,070
		458,641
	Educational Services - 1.41%
8,788	Bridgepoint Education, Inc. (b)	217,503
2,063	K12, Inc. (b)	48,749
		266,252
	Electrical Equipment, Appliance, and Component Manufacturing- 1.89%
20,000	Alpha & Omega Semiconductor Ltd. (a)(b)	192,400
3,193	iRobot Corp. (b)	87,041
17,884	Taser International, Inc. (b)	77,617
		357,058
	Fabricated Metal Product Manufacturing - 0.39%
1,577	BE Aerospace, Inc. (b)	73,283
	Food Manufacturing - 4.07%
150,000	Charoen Pokphand Foods PCL (a)	181,118
200,000	Golden Agri-Resources Ltd. (a)	124,896
2,664	The Hain Celestial Group, Inc. (b)	116,710
2,261	J&J Snack Foods Corp.	118,612
10,000	MHP SA - ADR (b)	140,000
22,500	Wilmar International Ltd. (a)	87,705
		769,041
	Food Services and Drinking Places - 3.00%
364	Chipotle Mexican Grill, Inc. (b)	152,152
545	Panera Bread Co. (b)	87,701
3,451	Papa John's International, Inc. (b)	129,965
1,659	Starbucks Corp.	92,722
6,280	Texas Roadhouse, Inc.	104,499
		567,039
	Funds, Trusts, and Other Financial Vehicles- 0.25%
4,499	PennantPark Investment Corp.	46,790
	Hospitals - 0.28%
1,410	IPC The Hospitalist Co., Inc. (b)	52,043
	Insurance Carriers and Related Activities - 1.68%
5,982	Meadowbrook Insurance Group, Inc.	55,812
1,020	Mercury General Corp.	44,615
2,923	Molina Healthcare, Inc. (b)	98,300
2,333	National Interstate Corp.	59,678
1,265	The Navigators Group, Inc. (b)	59,759
		318,164
	Machinery Manufacturing - 1.93%
13,000	Fabrinet (a)(b)	230,230
5,696	II-VI, Inc. (b)	134,710
		364,940
	Medical Equipment and Supplies Manufacturing- 2.25%
20,000	Renishaw PLC (a)	425,464
	Miscellaneous Manufacturing - 1.43%
1,441	ICU Medical, Inc. (b)	70,840
259	Intuitive Surgical, Inc. (b)	140,313
3,442	Jakks Pacific, Inc.	60,063
		271,216
	Motion Picture and Sound Recording Industries- 0.33%
535	Netflix, Inc. (b)	61,546
	Motor Vehicle and Parts Dealers - 0.54%
5,702	Sonic Automotive, Inc.	102,123
	Nonstore Retailers - 2.18%
45,000	Alibaba.com Ltd. (a)(b)	76,492
4,147	eBay, Inc. (a)(b)	152,983
3,318	Sohu.com, Inc. (a)(b)	183,054
		412,529
	Oil and Gas Extraction - 0.30%
954	Contango Oil & Gas Co. (b)	56,200
	Other Information Services - 0.97%
207	Google, Inc. (b)	132,737
2,224	Travelzoo, Inc. (b)	51,152
		183,889
	Personal and Laundry Services - 0.97%
6,000	Natura Cosmeticos SA (a)	129,666
4,780	Service Corp. International	53,823
		183,489
	Pipeline Transportation - 0.23%
1,239	Copano Energy LLC	44,232
	Primary Metal Manufacturing - 4.50%
10,000	Antofagasta PLC (a)	184,261
25,000	Cia Siderurgica Nacional SA (a)	235,010
12,000	Eurasian Natural Resources Corp. PLC (a)	113,724
66,000	Indorama Ventures PCL (a)	80,762
30,000	MMX Mineracao e Metalicos SA (a)(b)	148,402
2,500	Novolipetsk Steel OJSC	51,950
2,597	Steel Dynamics, Inc.	37,760
		851,869
	Professional, Scientific, and TechnicalServices- 11.45%
2,986	comScore, Inc. (b)	63,871
15,000	iGate Corp. (a)(b)	251,400
3,328	Netscout Systems, Inc. (b)	67,692
1,900	PAREXEL International Corp. (a)(b)	51,243
30,000	Park24 Co. Ltd. (a)	404,132
42,000	Seek Ltd. (a)	306,280
1,141	Solera Holdings, Inc. (a)	52,360
4,105	Sourcefire, Inc. (b)	197,574
3,888	SYKES Enterprises, Inc. (b)	61,430
2,447	Synchronoss Technologies, Inc. (b)	78,108
1,111	Syntel, Inc.	62,216
1,708	VeriSign, Inc. (a)	65,485
4,468	Virtusa Corp. (b)	77,162
10,084	VistaPrint NV (a)(b)	389,747
2,727	Vocus, Inc. (a)(b)	36,133
		2,164,833
	Publishing Industries (except Internet) - 1.36%
1,041	Concur Technologies, Inc. (b)	59,732
975	Opnet Technologies, Inc.	28,275
1,971	Synopsys, Inc. (a)(b)	60,431
1,493	Ultimate Software Group, Inc. (b)	109,407
		257,845
	Real Estate - 3.10%
25,000	Africa Israel Investment Ltd. (a)(b)	99,617
16,000	Direcional Engenharia SA (a)(b)	90,192
12,959	E-House (China) Holdings Ltd. - ADR	75,162
50,000	Hopewell Holdings Ltd. (a)	137,144
26,000	MRV Engenharia e Participacoes SA (a)	184,163
		586,278
	Retail Trade - 2.68%
1,200	Inditex SA (a)	114,944
2,500	MercadoLibre, Inc. (a)	244,475
15,000	SuperGroup PLC (a)(b)	147,793
		507,212
	Securities, Commodity Contracts, and Other Financial Investments and Related Activities- 3.44%
1,970	The Charles Schwab Corp.	28,309
3,411	Cohen & Steers, Inc.	108,811
1,628	Evercore Partners, Inc. (a)	47,326
1,698	Federated Investors, Inc.	38,052
4,396	Hercules Technology Growth Capital, Inc.	48,708
3,500	Lundbergforetagen AB (a)	120,356
950	Morningstar, Inc.	59,897
750	Partners Group Holding AG (a)	146,311
1,358	Westwood Holdings Group, Inc.	52,595
		650,365
	Semiconductor Related Products - 1.31%
160,000	JA Solar Holdings Co. Ltd. - ADR (b)	248,000
	Specialty Retail - 1.04%
76,000	Chow Sang Sang Holdings International Ltd. (a)	196,226
	Support Activities for Mining - 0.37%
3,319	W&T Offshore, Inc.	69,964
	Telecommunications - 0.57%
2,581	Oplink Communications, Inc. (a)(b)	44,135
22,200	QSC AG (a)	64,102
		108,237
	Transportation Equipment Manufacturing- 0.51%
2,592	Tesla Motors, Inc. (b)	96,526
	Utilities - 0.33%
818	ITC Holdings Corp.	62,937
	Waste Management and Remediation Services- 0.58%
1,636	Clean Harbors, Inc. (b)	110,152
	Water Transportation - 0.52%
2,322	Hornbeck Offshore Services, Inc. (b)	97,594
	TOTAL COMMON STOCKS (Cost $16,538,822)	18,005,213

	CLOSED-ENDED MUTUAL FUNDS - 0.25%
	Funds, Trusts, and Other Financial Vehicles- 0.25%
2,890	Ares Capital Corp.	47,252
	TOTAL CLOSED-ENDED MUTUAL FUNDS (Cost $48,057)	47,252

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 0.62%
	Real Estate - 0.62%
2,156	DuPont Fabros Technology, Inc.	52,714
1,037	Equity Residential	64,937
	TOTAL REAL ESTATE INVESTMENT TRUSTS (REITs) (Cost $101,128)	117,651

	SHORT TERM INVESTMENTS - 3.63%
	Money Market Funds - 3.63%
686,486	First American Treasury Obligations Fund - 0.00% (c)	686,486
	TOTAL SHORT TERM INVESTMENTS (Cost $686,486)	686,486

	Total Investments (Cost $17,374,493) - 99.70%	18,856,602
	Other Assets in Excess of Liabilities - 0.30%	56,082
	TOTAL NET ASSETS - 100.00%	$18,912,684
Percentage are stated as a percent of net assets.
ADR -	American Depository Receipt
(a)	Foreign
(b)	Non-income producing security.
(c)	Variable rate security. The rate listed is as of March 31, 2012.

The accompanying footnotes are an integral part of the Financial Statements.

Fair Valuation Pricing Inputs

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to unobservable inputs (Level 3 measurements).  The three levels of the fair value hierarchy are as follow:

Level 1 -	Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
Level 2 -	Significant inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
Level 3 -	Significant inputs that are unobservable.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk.  Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors.  A financial instrument's level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.  However, the determination of what constitutes "observable" requires significant judgment by the Fund.  The Fund considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market.  The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Fund's perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities and real estate investment trusts, closed-ended mutual funds, and certain money market securities.  Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2.  Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all.  The table below is a summary of inputs used to value the Fund's investments as of March 31, 2012.

Investments at Value	Total	Level 1	Level 2	Level 3
Total Common Stock*	$18,005,213	$18,005,213	$-	$-
Total Real Estate Investment Trusts*	117,651	117,651	-	-
Total Closed-Ended Mutual Funds*	47,252	47,252	-	-
Total Money Market Funds*	686,486	686,486	-	-
Total Investments	$18,856,602	$18,856,602	$-	$-

* For further information regarding security characteristics, please see the Schedule of Investments.

The Fund did not hold any Level 3 securities during the period ended March 31, 2012.  There were no transfers of securities between levels during the period ended March 31, 2012.  Transfers between levels are recognized at the end of the reporting period.

The Fund did not hold any derivative instruments during the reporting period.

The cost basis of investments for federal income tax purposes at March 31, 2012 was as follows**:

Cost of investments	$ 17,374,493
Gross unrealized appreciation	2,958,668
Gross unrealized depreciation	(1,476,559)
Net unrealized appreciation	$ 1,482,109

** Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  EntrepreneurShares Series Trust

By (Signature and Title) /s/ Dr. Joel M. Shulman
                                                 Dr. Joel M. Shulman, President

Date May 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Dr. Joel M. Shulman
                                                   Dr. Joel M. Shulman, President

Date  May 21, 2012

By (Signature and Title)* /s/ David Cragg
                                                   David Cragg, Treasurer

Date May 7, 2012

* Print the name and title of each signing officer under his or her signature.